Assets and Liabilities Measured at Fair Value on a Recurring Basis (Parenthetical) (Detail) (Equity Securities, Other, Fair Value, Measurements, Recurring, USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Equity Securities, Other | Fair Value, Measurements, Recurring
Federal Home Loan Bank (FHLB) of Atlanta stock stated at par value	$ 342	$ 298
Federal Reserve Bank stock stated at par value	398	391
Mutual fund investments (par value)	$ 187	$ 197